7. Income Taxes (Details - Deferred taxes) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ (34,654)	$ (30,116)
Net deferred tax assets before valuation allowance	12,129	10,541
Less: Valuation allowance	(12,129)	(10,541)
Net deferred tax assets	$ 0	$ 0